Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation	For the years ended December 31, 2022, 2021 and 2020, revenue is as follows:

	2022	2021	2020
From the sale of goods associated to CEMEX’s main activities 1	$15,137	14,009	12,344
From the sale of other goods and services 2	440	370	325

	$15,577	14,379	12,669

1	Include in each period immaterial amounts of revenue generated under construction contracts.
2	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Summary of Changes in the Balance of Contract Liabilities with Customers	For the years ended December 31, 2022, 2021 and 2020 changes in the balance of contract liabilities with customers are as follows:

	2022	2021	2020
Opening balance of contract liabilities with customers	$257	201	225
Increase during the period for new transactions	1,493	1,626	1,536
Decrease during the period for exercise or expiration of incentives	(1,458)	(1,574)	(1,561)
Currency translation effects	1	4	1

Closing balance of contract liabilities with customers	$293	257	201

For the years 2022, 2021 and 2020, CEMEX did not identify any significant costs required to be capitalized as contract fulfilment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
.